ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Sep. 30, 2012
Accounts Receivable [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

Allowance for doubtful account is as follows:

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Balance at beginning of year	842	842	2,714
Additions	-	1,872	4,038

Balance at end of year	842	2,714	6,752